Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                          February 5, 2014

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                 Re: AllianceBernstein Municipal Income Fund, Inc. (File Nos. 033-07812 and 811-04791)
                      AllianceBernstein Municipal Income Fund II
                      (File Nos. 033-60560 and 811-07618)
                      ----------------------------------------------


Dear Sir or Madam:

            On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus of the Funds that would have been filed under Rule 497(c) does not differ from that which was included in the most recent post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on January 30, 2014.

            A copy of the Statement of Additional Information for the Funds will be filed under Rule (c) today.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                          Very truly yours,



                                                          /s/ Anna C. Leist
                                                          -----------------
                                                              Anna C. Leist